Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share

28.	Earnings per share
Basic earnings per share
Basic earnings per share for the years ended December 31, 2023, 2022 and 2021 was determined by dividing the
Net profit attributable to the equity holders of the parent by the weighted average number of shares outstanding during each period.
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2023	2022	2021
Net profit attributable to owners of the parent	million	€18,596	€16,799	€14,200
Weighted average number of shares outstanding	thousand	3,107,725	3,140,089	3,059,284
Basic earnings per share		€€5.98	€5.35	€4.64

		Years ended December 31,
		2023	2022	2021
Net profit from continuing operations attributable to owners of the parent	million	€18,596	€16,799	€13,210
Weighted average number of shares outstanding	thousand	3,107,725	3,140,089	3,059,284
Basic earnings per share from continuing operations		€€5.98	€5.35	€4.32

		Years ended December 31,
		2023	2022	2021
Net profit from discontinued operations attributable to owners of the parent	million	€—	€—	€990
Weighted average number of shares outstanding	thousand	3,107,725	3,140,089	3,059,284
Basic earnings per share from discontinued operations	€	€—	€—	€0.32
Diluted earnings per share
In order to calculate the diluted earnings per share, the weighted average number of shares outstanding was increased to take into consideration the theoretical effect of potential common shares that would be issued for the restricted and performance share units outstanding and unvested at December 31, 2023, 2022 and 2021 (Note 19, Share-based compensation), as determined using the treasury stock method. Additionally, in 2021 the weighted average number of shares outstanding was increased to reflect the 39,727,324 GM warrants issued by PSA in 2017, that became exercisable in July
2022.
There were no instruments excluded from the calculation of diluted earnings per share because of an anti-dilutive impact for the years ended December 31, 2023, 2022 and 2021.
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2023	2022	2021
Net profit attributable to owners of the parent	million	€18,596	€16,799	€14,200
Weighted average number of shares outstanding	thousand	3,107,725	3,140,089	3,059,284
Number of shares deployable for share-based compensation	thousand	24,733	23,870	23,651
Equity warrants delivered to GM	thousand	—	—	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,132,458	3,163,959	3,151,432
Diluted earnings per share		€€5.94	€5.31	€4.51

		Years ended December 31,
		2023	2022	2021
Net profit from continuing operations attributable to owners of the parent	million	€18,596	€16,799	€13,210
Weighted average number of shares outstanding		3,107,725	3,140,089	3,059,284
Number of shares deployable for share-based compensation	thousand	24,733	23,870	23,651
Equity warrants delivered to GM	thousand	—	—	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,132,458	3,163,959	3,151,432
Diluted earnings per share from continuing operations		€€5.94	€5.31	€4.19

		Years ended December 31,
		2023	2022	2021
Net profit from discontinued operations attributable to owners of the parent	million	€—	€—	€990
Weighted average number of shares outstanding		3,107,725	3,140,089	3,059,284
Number of shares deployable for share-based compensation	thousand	24,733	23,870	23,651
Equity warrants delivered to GM	thousand	—	—	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,132,458	3,163,959	3,151,432
Diluted earnings per share from discontinued operations	€	€—	€—	€0.31